UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2012


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INCOME STOCK FUND
OCTOBER 31, 2012

                                                                      (Form N-Q)

48452-1212                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME STOCK FUND
October 31, 2012 (unaudited)

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             COMMON STOCKS (97.7%)

             CONSUMER DISCRETIONARY (11.0%)
             ------------------------------
             APPAREL RETAIL (1.5%)
    80,500   Gap, Inc.                                                                   $    2,876
    22,000   Ross Stores, Inc.                                                                1,341
   607,984   TJX Companies, Inc.                                                             25,310
                                                                                         ----------
                                                                                             29,527
                                                                                         ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
     8,400   PVH Corp.                                                                          924
        50   VF Corp.                                                                             8
                                                                                         ----------
                                                                                                932
                                                                                         ----------
             AUTOMOBILE MANUFACTURERS (0.2%)
   120,900   General Motors Co.*                                                              3,083
                                                                                         ----------
             AUTOMOTIVE RETAIL (0.1%)
    14,400   Advance Auto Parts, Inc.                                                         1,022
                                                                                         ----------
             CABLE & SATELLITE (1.5%)
   815,060   Comcast Corp. "A"                                                               29,701
                                                                                         ----------
             CASINOS & GAMING (0.5%)
   780,350   International Game Technology                                                   10,020
                                                                                         ----------
             DEPARTMENT STORES (1.4%)
   476,300   Kohl's Corp.                                                                    25,377
    49,700   Macy's, Inc.                                                                     1,892
                                                                                         ----------
                                                                                             27,269
                                                                                         ----------
             DISTRIBUTORS (0.6%)
   187,550   Genuine Parts Co.                                                               11,737
                                                                                         ----------
             EDUCATION SERVICES (0.0%)
    22,200   Apollo Group, Inc. "A"*                                                            446
     3,300   DeVry, Inc.                                                                         86
                                                                                         ----------
                                                                                                532
                                                                                         ----------
             FOOTWEAR (0.2%)
    31,500   NIKE, Inc. "B"                                                                   2,878
                                                                                         ----------
             GENERAL MERCHANDISE STORES (0.2%)
     2,500   Big Lots, Inc.*                                                                     73
    71,200   Target Corp.                                                                     4,539
                                                                                         ----------
                                                                                              4,612
                                                                                         ----------
             HOME IMPROVEMENT RETAIL (0.7%)
   133,000   Home Depot, Inc.                                                                 8,163
   170,900   Lowe's Companies, Inc.                                                           5,534
                                                                                         ----------
                                                                                             13,697
                                                                                         ----------
             HOUSEHOLD APPLIANCES (0.0%)
     7,700   Whirlpool Corp.                                                                    752
                                                                                         ----------

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1  | USAA Income Stock Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             HOUSEWARES & SPECIALTIES (0.1%)
    12,300   Jarden Corp.                                                                $      613
    37,400   Newell Rubbermaid, Inc.                                                            772
                                                                                         ----------
                                                                                              1,385
                                                                                         ----------
             INTERNET RETAIL (0.0%)
    14,700   Expedia, Inc.                                                                      870
                                                                                         ----------
             MOVIES & ENTERTAINMENT (1.5%)
   622,720   Time Warner, Inc.                                                               27,057
    25,300   Viacom, Inc. "B"                                                                 1,297
                                                                                         ----------
                                                                                             28,354
                                                                                         ----------
             PUBLISHING (0.0%)
    42,400   Gannett Co., Inc.                                                                  717
                                                                                         ----------
             RESTAURANTS (1.7%)
   282,750   Darden Restaurants, Inc.                                                        14,878
   199,990   McDonald's Corp.                                                                17,359
                                                                                         ----------
                                                                                             32,237
                                                                                         ----------
             SPECIALTY STORES (0.7%)
 1,109,550   Staples, Inc.                                                                   12,776
                                                                                         ----------
             Total Consumer Discretionary                                                   212,101
                                                                                         ----------
             CONSUMER STAPLES (9.8%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
    42,100   Archer-Daniels-Midland Co.                                                       1,130
    12,800   Bunge Ltd.                                                                         909
                                                                                         ----------
                                                                                              2,039
                                                                                         ----------
             DRUG RETAIL (0.6%)
   167,500   CVS Caremark Corp.                                                               7,772
   123,600   Walgreen Co.                                                                     4,354
                                                                                         ----------
                                                                                             12,126
                                                                                         ----------
             FOOD DISTRIBUTORS (0.1%)
    50,300   Sysco Corp.                                                                      1,563
                                                                                         ----------
             FOOD RETAIL (0.1%)
    53,600   Kroger Co.                                                                       1,352
                                                                                         ----------
             HOUSEHOLD PRODUCTS (2.1%)
    12,400   Clorox Co.                                                                         897
   167,570   Colgate-Palmolive Co.                                                           17,588
    76,500   Kimberly-Clark Corp.                                                             6,384
   234,300   Procter & Gamble Co.                                                            16,223
                                                                                         ----------
                                                                                             41,092
                                                                                         ----------
             HYPERMARKETS & SUPER CENTERS (2.1%)
   541,200   Wal-Mart Stores, Inc.                                                           40,601
                                                                                         ----------
             PACKAGED FOODS & MEAT (0.9%)
    44,900   General Mills, Inc.                                                              1,800
    14,600   Hershey Co.                                                                      1,005
   148,860   J.M. Smucker Co.                                                                12,748
    22,700   Kellogg Co.                                                                      1,188
                                                                                         ----------
                                                                                             16,741
                                                                                         ----------
             PERSONAL PRODUCTS (0.1%)
    44,700   Avon Products, Inc.                                                                692
    21,300   Estee Lauder Companies, Inc. "A"                                                 1,313
                                                                                         ----------
                                                                                              2,005
                                                                                         ----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             SOFT DRINKS (2.6%)
   300,700   Coca-Cola Co.                                                               $   11,180
   559,980   PepsiCo, Inc.                                                                   38,773
                                                                                         ----------
                                                                                             49,953
                                                                                         ----------
             TOBACCO (1.1%)
   129,200   Altria Group, Inc.                                                               4,109
    11,830   Lorillard, Inc.                                                                  1,372
   161,700   Philip Morris International, Inc.                                               14,320
    38,000   Reynolds American, Inc.                                                          1,582
                                                                                         ----------
                                                                                             21,383
                                                                                         ----------
             Total Consumer Staples                                                         188,855
                                                                                         ----------
             ENERGY (7.7%)
             -------------
             INTEGRATED OIL & GAS (4.0%)
   110,141   Chevron Corp.                                                                   12,139
   485,205   Exxon Mobil Corp.                                                               44,236
   270,208   Occidental Petroleum Corp.                                                      21,335
                                                                                         ----------
                                                                                             77,710
                                                                                         ----------
             OIL & GAS EQUIPMENT & SERVICES (2.1%)
   314,935   Cameron International Corp.*                                                    15,948
   334,256   National-Oilwell Varco, Inc.                                                    24,635
                                                                                         ----------
                                                                                             40,583
                                                                                         ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.4%)
   126,164   ConocoPhillips                                                                   7,299
   317,600   Devon Energy Corp.                                                              18,487
                                                                                         ----------
                                                                                             25,786
                                                                                         ----------
             OIL & GAS REFINING & MARKETING (0.2%)
    45,000   Marathon Petroleum Corp.                                                         2,472
    57,100   Valero Energy Corp.                                                              1,662
                                                                                         ----------
                                                                                              4,134
                                                                                         ----------
             Total Energy                                                                   148,213
                                                                                         ----------
             FINANCIALS (15.6%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (2.3%)
   242,527   Ameriprise Financial, Inc.                                                      14,156
   124,500   Bank of New York Mellon Corp.                                                    3,076
   143,270   BlackRock, Inc. "A"                                                             27,176
                                                                                         ----------
                                                                                             44,408
                                                                                         ----------
             CONSUMER FINANCE (1.9%)
   382,788   American Express Co.                                                            21,425
   242,226   Capital One Financial Corp.                                                     14,575
    38,600   Discover Financial Services                                                      1,582
                                                                                         ----------
                                                                                             37,582
                                                                                         ----------
             DIVERSIFIED BANKS (1.6%)
   103,800   U.S. Bancorp                                                                     3,447
   821,100   Wells Fargo & Co.                                                               27,663
                                                                                         ----------
                                                                                             31,110
                                                                                         ----------
             INSURANCE BROKERS (0.8%)
   437,750   Marsh & McLennan Companies, Inc.                                                14,897
                                                                                         ----------
             INVESTMENT BANKING & BROKERAGE (0.6%)
   738,970   TD Ameritrade Holding Corp.                                                     11,594
                                                                                         ----------
             LIFE & HEALTH INSURANCE (1.7%)
    48,300   Lincoln National Corp.                                                           1,197
   426,950   MetLife, Inc.                                                                   15,153

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3  | USAA Income Stock Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
   265,750   Prudential Financial, Inc.                                                  $   15,161
    16,600   Torchmark Corp.                                                                    840
                                                                                         ----------
                                                                                             32,351
                                                                                         ----------
             MULTI-LINE INSURANCE (0.2%)
    65,600   American International Group, Inc.*                                              2,291
    48,900   Hartford Financial Services Group, Inc.                                          1,062
                                                                                         ----------
                                                                                              3,353
                                                                                         ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.2%)
 1,734,638   Bank of America Corp.                                                           16,167
   650,000   JPMorgan Chase & Co.                                                            27,092
                                                                                         ----------
                                                                                             43,259
                                                                                         ----------
             PROPERTY & CASUALTY INSURANCE (1.0%)
     5,600   Allied World Assurance Co.                                                         450
    61,600   Allstate Corp.                                                                   2,463
   238,600   Travelers Companies, Inc.                                                       16,926
                                                                                         ----------
                                                                                             19,839
                                                                                         ----------
             REGIONAL BANKS (1.4%)
    42,900   BB&T Corp.                                                                       1,242
   413,950   CIT Group, Inc.*                                                                15,407
   117,800   Fifth Third Bancorp                                                              1,712
   118,600   Huntington Bancshares, Inc.                                                        758
   142,200   KeyCorp                                                                          1,197
    74,400   PNC Financial Services Group, Inc.                                               4,329
   153,900   Regions Financial Corp.                                                          1,004
    54,500   SunTrust Banks, Inc.                                                             1,482
                                                                                         ----------
                                                                                             27,131
                                                                                         ----------
             REITs - MORTGAGE (0.2%)
    57,300   American Capital Agency Corp.                                                    1,892
    83,800   Annaly Capital Management, Inc.                                                  1,352
                                                                                         ----------
                                                                                              3,244
                                                                                         ----------
             REITs - SPECIALIZED (1.1%)
   327,850   Ventas, Inc.                                                                    20,743
                                                                                         ----------
             SPECIALIZED FINANCE (0.6%)
   224,740   CME Group, Inc.                                                                 12,570
                                                                                         ----------
             Total Financials                                                               302,081
                                                                                         ----------
             HEALTH CARE (19.8%)
             -------------------
             BIOTECHNOLOGY (1.4%)
   207,500   Amgen, Inc.                                                                     17,958
   136,700   Gilead Sciences, Inc.*                                                           9,181
                                                                                         ----------
                                                                                             27,139
                                                                                         ----------
             HEALTH CARE DISTRIBUTORS (0.2%)
    23,000   AmerisourceBergen Corp.                                                            907
    25,200   McKesson Corp.                                                                   2,352
                                                                                         ----------
                                                                                              3,259
                                                                                         ----------
             HEALTH CARE EQUIPMENT (1.3%)
    65,200   Baxter International, Inc.                                                       4,083
    24,900   Becton, Dickinson and Co.                                                        1,884
   144,900   Boston Scientific Corp.*                                                           745
     7,600   C.R. Bard, Inc.                                                                    731
    30,500   Covidien plc                                                                     1,676
   226,000   Medtronic, Inc.                                                                  9,397
    40,800   St. Jude Medical, Inc.                                                           1,561
    42,900   Stryker Corp.                                                                    2,257

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
    36,500   Zimmer Holdings, Inc.                                                       $    2,344
                                                                                         ----------
                                                                                             24,678
                                                                                         ----------
             HEALTH CARE FACILITIES (0.0%)
    30,000   HCA Holdings, Inc.                                                                 852
                                                                                         ----------
             HEALTH CARE SERVICES (2.7%)
   248,184   DaVita, Inc.*                                                                   27,925
   262,431   Laboratory Corp. of America Holdings*                                           22,236
    21,200   Quest Diagnostics, Inc.                                                          1,224
                                                                                         ----------
                                                                                             51,385
                                                                                         ----------
             LIFE SCIENCES TOOLS & SERVICES (2.0%)
   614,280   Agilent Technologies, Inc.                                                      22,108
   276,450   Thermo Fisher Scientific, Inc.                                                  16,880
                                                                                         ----------
                                                                                             38,988
                                                                                         ----------
             MANAGED HEALTH CARE (3.1%)
   558,350   Aetna, Inc.                                                                     24,400
     3,700   Health Net, Inc.*                                                                   80
   609,795   UnitedHealth Group, Inc.                                                        34,148
    36,769   WellPoint, Inc.                                                                  2,253
                                                                                         ----------
                                                                                             60,881
                                                                                         ----------
             PHARMACEUTICALS (9.1%)
   851,900   Abbott Laboratories                                                             55,817
    20,000   Allergan, Inc.                                                                   1,799
   184,100   Bristol-Myers Squibb Co.                                                         6,121
   313,700   Eli Lilly and Co.                                                               15,255
    52,500   Forest Laboratories, Inc.*                                                       1,770
   325,900   Johnson & Johnson                                                               23,080
   764,700   Merck & Co., Inc.                                                               34,893
 1,482,602   Pfizer, Inc.                                                                    36,872
                                                                                         ----------
                                                                                            175,607
                                                                                         ----------
             Total Health Care                                                              382,789
                                                                                         ----------
             INDUSTRIALS (7.4%)
             ------------------
             AEROSPACE & DEFENSE (3.3%)
   369,900   Boeing Co.                                                                      26,056
    46,500   General Dynamics Corp.                                                           3,166
    14,400   L-3 Communications Holdings, Inc.                                                1,063
    45,950   Lockheed Martin Corp.                                                            4,304
    37,000   Northrop Grumman Corp.                                                           2,541
    68,000   Raytheon Co.                                                                     3,846
   241,800   Rockwell Collins, Inc.                                                          12,955
   133,800   United Technologies Corp.                                                       10,458
                                                                                         ----------
                                                                                             64,389
                                                                                         ----------
             AIRLINES (0.1%)
    86,300   Delta Air Lines, Inc.*                                                             831
    43,400   United Continental Holdings, Inc.*                                                 834
                                                                                         ----------
                                                                                              1,665
                                                                                         ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
   216,049   Deere & Co.                                                                     18,459
                                                                                         ----------
             INDUSTRIAL CONGLOMERATES (2.1%)
    55,900   3M Co.                                                                           4,897
   470,700   Danaher Corp.                                                                   24,349
   487,200   General Electric Co.                                                            10,261
    27,800   Tyco International Ltd.                                                            747
                                                                                         ----------
                                                                                             40,254
                                                                                         ----------
             INDUSTRIAL MACHINERY (0.9%)
   385,460   Ingersoll-Rand plc                                                              18,128

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5  | USAA Income Stock Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
     7,150   Pentair Ltd.                                                                $      302
                                                                                         ----------
                                                                                             18,430
                                                                                         ----------
             Total Industrials                                                              143,197
                                                                                         ----------
             INFORMATION TECHNOLOGY (18.4%)
             ------------------------------
             APPLICATION SOFTWARE (0.1%)
    34,200   Adobe Systems, Inc.*                                                             1,163
    20,100   Intuit, Inc.                                                                     1,194
                                                                                         ----------
                                                                                              2,357
                                                                                         ----------
             COMMUNICATIONS EQUIPMENT (1.1%)
   822,500   Cisco Systems, Inc.                                                             14,098
    20,700   Harris Corp.                                                                       947
   101,300   QUALCOMM, Inc.                                                                   5,934
                                                                                         ----------
                                                                                             20,979
                                                                                         ----------
             COMPUTER HARDWARE (3.4%)
    87,877   Apple, Inc.                                                                     52,295
 1,205,050   Dell, Inc.                                                                      11,123
   220,000   Hewlett-Packard Co.                                                              3,047
                                                                                         ----------
                                                                                             66,465
                                                                                         ----------
             COMPUTER STORAGE & PERIPHERALS (0.2%)
    60,000   Seagate Technology plc                                                           1,639
    46,900   Western Digital Corp.                                                            1,606
                                                                                         ----------
                                                                                              3,245
                                                                                         ----------
             DATA PROCESSING & OUTSOURCED SERVICES (2.3%)
    23,500   Automatic Data Processing, Inc.                                                  1,358
   563,469   Fidelity National Information Services, Inc.                                    18,521
   174,363   Visa, Inc. "A"                                                                  24,195
                                                                                         ----------
                                                                                             44,074
                                                                                         ----------
             HOME ENTERTAINMENT SOFTWARE (0.4%)
   646,200   Electronic Arts, Inc.*                                                           7,980
                                                                                         ----------
             INTERNET SOFTWARE & SERVICES (0.8%)
    48,100   eBay, Inc.*                                                                      2,323
    20,420   Google, Inc. "A"*                                                               13,881
                                                                                         ----------
                                                                                             16,204
                                                                                         ----------
             IT CONSULTING & OTHER SERVICES (1.9%)
    73,000   Accenture plc "A"                                                                4,921
    25,500   Amdocs Ltd.                                                                        843
   179,250   Cognizant Technology Solutions Corp. "A"*                                       11,947
    95,310   International Business Machines Corp.                                           18,541
                                                                                         ----------
                                                                                             36,252
                                                                                         ----------
             OFFICE ELECTRONICS (0.1%)
   131,500   Xerox Corp.                                                                        847
                                                                                         ----------
             SEMICONDUCTOR EQUIPMENT (0.5%)
   840,600   Applied Materials, Inc.                                                          8,910
                                                                                         ----------
             SEMICONDUCTORS (1.4%)
   320,800   Intel Corp.                                                                      6,937
   719,350   Texas Instruments, Inc.                                                         20,207
                                                                                         ----------
                                                                                             27,144
                                                                                         ----------
             SYSTEMS SOFTWARE (6.2%)
    25,000   BMC Software, Inc.*                                                              1,017
    75,200   CA, Inc.                                                                         1,693
 2,688,650   Microsoft Corp.                                                                 76,721
 1,280,600   Oracle Corp.                                                                    39,763

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
    79,700   Symantec Corp.*                                                             $    1,450
                                                                                         ----------
                                                                                            120,644
                                                                                         ----------
             TECHNOLOGY DISTRIBUTORS (0.0%)
    21,300   Avnet, Inc.*                                                                       610
                                                                                         ----------
             Total Information Technology                                                   355,711
                                                                                         ----------
             MATERIALS (3.2%)
             ----------------
             DIVERSIFIED CHEMICALS (0.8%)
   325,950   E.I. du Pont de Nemours & Co.                                                   14,511
    10,600   PPG Industries, Inc.                                                             1,241
                                                                                         ----------
                                                                                             15,752
                                                                                         ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)
     4,700   CF Industries Holdings, Inc.                                                       964
                                                                                         ----------
             INDUSTRIAL GASES (1.4%)
   248,600   Praxair, Inc.                                                                   26,404
                                                                                         ----------
             PAPER PRODUCTS (0.7%)
   379,000   International Paper Co.                                                         13,580
                                                                                         ----------
             SPECIALTY CHEMICALS (0.3%)
    56,969   Ecolab, Inc.                                                                     3,965
     9,850   Sherwin-Williams Co.                                                             1,404
                                                                                         ----------
                                                                                              5,369
                                                                                         ----------
             Total Materials                                                                 62,069
                                                                                         ----------
             TELECOMMUNICATION SERVICES (2.7%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.6%)
   572,395   AT&T, Inc.                                                                      19,799
   613,444   CenturyLink, Inc.                                                               23,544
   164,088   Verizon Communications, Inc.                                                     7,325
                                                                                         ----------
                                                                                             50,668
                                                                                         ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
   227,900   Sprint Nextel Corp.*                                                             1,263
                                                                                         ----------
             Total Telecommunication Services                                                51,931
                                                                                         ----------
             UTILITIES (2.1%)
             ----------------
             ELECTRIC UTILITIES (1.0%)
   491,170   Northeast Utilities                                                             19,303
                                                                                         ----------
             MULTI-UTILITIES (1.1%)
   571,160   Wisconsin Energy Corp.                                                          21,972
                                                                                         ----------
             Total Utilities                                                                 41,275
                                                                                         ----------
             Total Common Stocks (cost: $1,627,730)                                       1,888,222
                                                                                         ----------
             MONEY MARKET INSTRUMENTS (2.3%)

             MONEY MARKET FUNDS (2.3%)
44,851,044   State Street Institutional Liquid Reserve Fund, 0.19% (a)(cost: $44,851)        44,851
                                                                                         ----------
             TOTAL INVESTMENTS (COST: $1,672,581)                                        $1,933,073
                                                                                         ==========

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7  | USAA Income Stock Fund

================================================================================

($ IN 000s)                                     VALUATION HIERARCHY
                                                -------------------

                                    (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                  QUOTED PRICES        OTHER        SIGNIFICANT
                                    IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                     MARKETS        OBSERVABLE         INPUTS
                                  FOR IDENTICAL        INPUTS
ASSETS                                ASSETS                                                 TOTAL
--------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                  $   1,888,222     $        --     $         --     $   1,888,222
Money Market Instruments:
   Money Market Funds                    44,851              --               --            44,851
--------------------------------------------------------------------------------------------------
Total                             $   1,933,073     $        --     $         --     $   1,933,073
--------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through October 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Income Stock Fund Shares (Fund Shares) and Income Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment only through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

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9  | USAA Income Stock Fund
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comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is

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                                         Notes to Portfolio of Investments |  10
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that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business

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11  | USAA Income Stock Fund
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day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of October 31, 2012. However, a payable to Lehman Brothers, Inc. of $229,000 remains for unclaimed cash collateral and interest on prior lending of securities.

E. As of October 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2012, were $314,688,000 and $54,196,000, respectively, resulting in net unrealized appreciation of $260,492,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,933,536,000 at October 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

REIT     Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2012.

* Non-income-producing security. As of October 31, 2012, 92.6% of the Fund's net assets were invested in dividend-paying stocks.

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                                         Notes to Portfolio of Investments |  12


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     12/19/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/19/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/19/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.